Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounts Receivable
Schedule of accounts receivable, net

Receivables are recorded and carried at the original invoiced amount or, for unbilled receivables, at the recognized revenue amount less an allowance for credit losses (in thousands).

	March 31, 2026	December 31, 2025
Trade accounts receivable	$2,714	$1,997
Unbilled receivables	905	713
Allowance for credit losses	(429)	(303)
Accounts receivable	$3,190	$2,407

Accounts receivable consisted of the following (in thousands):

	As of December 31,
	2025	2024
Trade accounts receivable	$1,997	$3,663
Unbilled receivables	713	788
Allowance for credit losses	(303)	—
Accounts receivable, net	$2,407	$4,451